Trade and other receivables (Details) - ARS ($) $ in Millions	Jun. 30, 2023	Jun. 30, 2022
Trade and other receivables
Sale, leases and services receivables	$ 14,919	$ 17,273
Less: Allowance for doubtful accounts	(1,194)	(1,840)
Total trade receivables	13,725	15,433
Borrowings, deposits and others	9,364	9,358
Advances to suppliers	2,329	1,977
Tax receivables	1,480	2,016
Prepaid expenses	609	730
Long-term incentive plan	1	1
Dividends	0	440
Others	2,804	2,742
Total other receivables	16,587	17,264
Total trade and other receivables	30,312	32,697
Non-current	4,437	9,348
Current	25,875	23,349
Total trade and other receivables including current	$ 30,312	$ 32,697